Income Taxes - Schedule of Reconciliation Of Tax Computed At The Statutory Rates To The Income Tax Provision Recognized (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Non-capital losses carried forward	$ 27,911	$ 29,204
Stock-based compensation	1,149	982
Capital losses carried forward		18
Financing costs		326
Bonus - compensation	375	37
Scientific research and development	806	895
Scientific research and development – Investment Tax Credits ("ITC")	685	769
Capitalized research and development expenses	604	265
Total deferred tax assets / (liabilities)	31,530	32,496
Deferred tax liabilities:
Scientific research and development – ITC	(114)	(127)
Fixed Assets	(71)
Total gross deferred tax assets	31,345	32,369
Less valuation allowance	$ (31,345)	$ (32,369)